Cover	9 Months Ended
Sep. 30, 2025
Cover [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Sep. 30, 2025
Document Fiscal Period Focus	Q3
Document Fiscal Year Focus	2025
Current Fiscal Year End Date	--12-31
Entity File Number	000-51808
Entity Registrant Name	Athena Gold Corporation
Entity Central Index Key	0001304409
Entity Address, Address Line One	Suite 204, 1497 Martin St., White Rock
Entity Address, City or Town	British Columbia
Entity Address, Country	CA
Entity Address, Postal Zip Code	V4B3WB